Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013 transaction segment	Sep. 28, 2012	Sep. 30, 2011
Basis of Presentation [Line Items]
Number of reporting segments	3
Reclassification adjustment		$ 679	$ 651
Fiscal period duration	364 days	364 days	371 days
Number of types of transactions for which revenue is recognized	4
Retainage receivables	48	49
Unbilled receivables	41	41
Retainage receivables and unbilled receivables expected to be collected during fiscal year	36
Research and development expenditures included in cost of product sales related to new product development	172	145	129
Advertising costs included in selling, general and administrative expenses	$ 60	$ 39	$ 46
Maximum maturity period of liquid investments considered as cash equivalents	3 months
ADT
Basis of Presentation [Line Items]
Number of common shares received under spin-off transaction		0.50
Pentair
Basis of Presentation [Line Items]
Number of common shares received under spin-off transaction		0.24